Business and Summary of Significant Accounting Policies (Schedule of Inventory) (FY) (Details) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finished goods	$ 132	$ 126	$ 145
Work in process	43	42	51
Raw materials	137	129	149
Total inventories	$ 312	$ 297	$ 345